COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details) oz in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019 AUD ($) $ / oz $ / oz $ / oz $ / T oz
Fosterville Gold Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
License fee per ounce of gold produced (in aud per ounce)					1.33
Maud Creek Gold Project
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Royalty obligation payments on gold production (in aud per ounce)					5
Ad valorem return, royalty percentage					1.00%
Royalty obligation terms, minimum gold production (in ounces) | oz					250
Gross royalty percentage obligation on gold production					1.00%
Contingent contractual obligation | $					$ 2
Northern Territory | Forecast
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum value based royalty on gross production revenue per year, percentage		2.50%	2.00%	1.00%
Franco‑Nevada Corporation (FNV) | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					1.50%
Franco‑Nevada Corporation (FNV) | Macassa mine, Gracie claim
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NPI royalty percentage					20.00%
Franco‑Nevada Corporation (FNV) | Taylor mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					1.00%
Franco‑Nevada Corporation (FNV) | Holloway mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					3.00%
Sandstorm Gold Ltd. (Hurd-McCauley) | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					2.00%
Harbour Royalty Corp. (Morgan) | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					3.00%
NSR royalty percentage could decrease if gold price decreases below (in cad per ounce)					1,000
Boisvert | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum cash payment per ton mined (in usd per ton) | $ / T					3,000
Joseph | Macassa mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum cash payment per ton mined (in usd per ton) | $ / T					0.25
Newmont Corporation | Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					0.013%
Zyla | Holloway Zone Lightning-TBZ
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					1.00%
Cadden | Holloway Zone Lightning-TBZ
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					2.00%
Osisko Mining Inc. | Holloway Zones Smoke East and Black Top
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Royalty obligation payments on gold production (in aud per ounce)					10
Walter Turney | Taylor Zone WPZ
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					2.00%
First Nations identified in the IBA | Macassa, Taylor, Holt, Holloway Mines
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					0.50%
State of Victoria, Australia - Victorian Government | Fosterville Gold Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					2.00%
State of Victoria, Australia - Victorian Government | Fosterville Gold Mine | Change in royalty rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage	2.75%
Bottom of range | Franco‑Nevada Corporation (FNV) | Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					3.00%
Top of range | Franco‑Nevada Corporation (FNV) | Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
NSR royalty percentage					10.00%